UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2009
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Bedell Investment Counselling
Address:      200 Pringle Avenue Suite 450
              Walnut Creek, CA 94596


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Mike Harris
Title:   Portfolio Analyst
Phone:   (925) 932-0344

Signature, Place, and Date of Signing:

/s/ Mike Harris                 Walnut Creek, CA               September 1, 2009
------------------             ---------------------           -----------------
   [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              62
                                                 -------------

Form 13F Information Table Value Total:            $109,756
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

{None}

                                                                                                                           VOTING
                               TITLE OF                             VALUE       SHRS PRN SH/ PUT   INVESTMENT   OTHER    AUTHORITY
NAME OF ISSUER                  CLASS                 CUSIP        (x$1000)      OR AMT  PRN CALL  DISCRETION MANAGERS     SOLE
------------------------------------------------------------------------------------------------------------------------------------
GENCO SHIPPING & TRADINGCOM	Y2685T107	65	14186	SH	Sole	None	0	0	14186
XTO ENERGY INC      	COM	98385X106	88	33665	SH	Sole	None	0	0	33665
WELLS FARGO TRUST 7.875%PFD	94985V202	14	3306	SH	Sole	None	0	0	3306
WELLS FARGO TRUST 7.0%	PFD	94976Y207	15	3548	SH	Sole	None	0	0	3548
WELLS FARGO TRUST 6.375%PFD	92978X201	81	15363	SH	Sole	None	0	0	15363
VIACOM INC DEBT 6.85% C1PFD	92553P300	16	3219	SH	Sole	None	0	0	3219
VERIZON COMMUNICATIONS	COM	92343V104	9	2776	SH	Sole	None	0	0	2776
VALERO ENERGY CORP	COM	91913Y100	22	3731	SH	Sole	None	0	0	3731
UBS 1mo+70bps C08	PFD	90263W201	24	2904	SH	Sole	None	0	0	2904
SUNTECH POWER HOLDINGS	COM	86800C104	48	8571	SH	Sole	None	0	0	8571
XLE: ENERGY INDEX	COM	81369Y506	4	2059	SH	Sole	None	0	0	2059
S&P 500 ULTRA-SHORT 	COM	74347R883	4	2269	SH	Sole	None	0	0	2269
PXJ: OIL & GAS SERVICES	COM	73935X625	56	7642	SH	Sole	None	0	0	7642
NAT'L CITY (PNC) 6.625%	PFD	63540T200	103	19511	SH	Sole	None	0	0	19511
MORGAN STANLEY TRUST 	PFD	61750K208	78	15248	SH	Sole	None	0	0	15248
MONSANTO CO        	COM	61166W101	38	28335	SH	Sole	None	0	0	28335
METLIFE 3mo+100bps C10	PFD	59156R504	60	9738	SH	Sole	None	0	0	9738
MERRILL LYNCH TRUST 	PFD	59025D207	11	2075	SH	Sole	None	0	0	2075
MERRILL LYNCH TRUST	PFD	59024T203	16	2563	SH	Sole	None	0	0	2563
LEHMAN BROTHERS 7.95%	PFD	52520W317	33	13	SH	Sole	None	0	0	13
JP MORGAN TRUST 6.875%	PFD	48123W209	22	4898	SH	Sole	None	0	0	4898
EWZ BRAZIL INDEX	COM	464286400	44	23153	SH	Sole	None	0	0	23153
GOOGLE INC            	COM	38259P508	11	45549	SH	Sole	None	0	0	45549
EXXON MOBIL        	COM	30231G102	91	63418	SH	Sole	None	0	0	63418
DIAGEO              	COM	25243Q205	48	27554	SH	Sole	None	0	0	27554
DEVON ENERGY        	COM	25179M103	54	29280	SH	Sole	None	0	0	29280
COSTCO WHOLESALE     	COM	22160K105	61	28006	SH	Sole	None	0	0	28006
TAN: SOLAR ENERGY INDEX	COM	18383M621	21	1976	SH	Sole	None	0	0	1976
CITIGROUP TRUST 6.45%	PFD	17310L201	68	11484	SH	Sole	None	0	0	11484
CITIGROUP TRUST 6.45%	PFD	17310L201	28	4743	SH	Sole	None	0	0	4743
CISCO SYSTEMS       	COM	17275R102	110	20518	SH	Sole	None	0	0	20518
BANK OF AMERICA TRUST 	PFD	05633T209	11	2048	SH	Sole	None	0	0	2048
A T & T              	COM	00206R102	87	21628	SH	Sole	None	0	0	21628
BANK OF AMERICA TRUST	PFD	5.52E+205	15	2974	SH	Sole	None	0	0	2974
TARGET CORP          	COM	8.76E+110	54	21186	SH	Sole	None	0	0	21186
THERMO FISHER 		COM	883556102	26	10610	SH	Sole	None	0	0	10610
TEVA PHARMACEUTICAL  	COM	881624209	72	35532	SH	Sole	None	0	0	35532
SUNPOWER CORP      	COM	867652109	50	13353	SH	Sole	None	0	0	13353
GLD: GOLD INDEX      	COM	863307104	55	50374	SH	Sole	None	0	0	50374
ROYAL BK SCOT 7.25% C04	PFD	780097879	14	1743	SH	Sole	None	0	0	1743
ROYAL BK SCOT 6.75% C11	PFD	780097754	13	1504	SH	Sole	None	0	0	1504
ROYAL BK SCOT 7.25% C12	PFD	780097713	19	2438	SH	Sole	None	0	0	2438
MERRILL LYNCH TRUST 	PFD	590199204	220	35677	SH	Sole	None	0	0	35677
McDONALDS            	COM	580135101	48	27457	SH	Sole	None	0	0	27457
LEHMAN 1mo+75bps C09  	PFD	524908639	16	6	SH	Sole	None	0	0	6
JOHNSON & JOHNSON     	COM	478160104	72	40820	SH	Sole	None	0	0	40820
FXI: CHINA INDEX      	COM	464287184	71	27164	SH	Sole	None	0	0	27164
EWS: SINGAPORE INDEX  	COM	464286673	279	25210	SH	Sole	None	0	0	25210
EWA: AUSTRALIA INDEX  	COM	464286103	119	20049	SH	Sole	None	0	0	20049
IBM                  	COM	459200101	30	30837	SH	Sole	None	0	0	30837
INTEL CORPORATION     	COM	458140100	17	2805	SH	Sole	None	0	0	2805
GILEAD SCIENCES, INC   	COM	375558103	47	22151	SH	Sole	None	0	0	22151
GENERAL ELECTRIC    	COM	369604103	88	10323	SH	Sole	None	0	0	10323
WALT DISNEY CO.     	COM	254687106	79	18430	SH	Sole	None	0	0	18430
COCA COLA            	COM	191216100	80	38205	SH	Sole	None	0	0	38205
CHEVRON CORP       	COM	166764100	108	71344	SH	Sole	None	0	0	71344
CBS DEBT 7.25% C06   	PFD	124857301	33	6017	SH	Sole	None	0	0	6017
BANK OF AMERICA     	COM	60505104	139	18366	SH	Sole	None	0	0	18366
APPLE INC.         	COM	37833100	54	77253	SH	Sole	None	0	0	77253
ALLIANZ SE DEBT 8.375% 	PFD	18805200	19	4243	SH	Sole	None	0	0	4243
AEGON 3mo+87.50 bps 	PFD	7924509		62	8062	SH	Sole	None	0	0	8062
FAX: ABERDEEN- ASIA  	COM	3009107		152	8457	SH	Sole	None	0	0	8457

